Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Components of Lease Cost
The following table provides the components of lease cost recognized in the condensed consolidated statement of operations and comprehensive income for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
Lease Cost	2021	2020	2021	2020

	(dollars in thousands)
Operating lease cost	2,483	1,545	5,751	4,087
Finance lease cost:
Amortization of lease assets	1,990	1,496	5,357	3,688
Interest on lease liabilities	1,177	782	2,914	1,801

Finance lease cost	3,167	2,278	8,271	5,489
Variable lease cost	2,529	28	3,139	310

Total lease cost	$8,179	$3,851	$17,161	$9,886

The following table provides the components of lease cost recognized in the consolidated statement of operations and comprehensive income for the year ended December 31, 2020 and 2019.

	Year Ended December 31,
Lease Cost	2020	2019
Operating lease cost	5,700	5,542
Finance lease cost:
Amortization of lease assets	4,956	1,984
Interest on lease liabilities	2,133	960

Finance lease cost	7,089	2,944
Variable lease cost	222	192

Total lease cost	$13,010	$8,678

Schedule of Weighted Average Discount Rate and Remaining Lease Term
Weighted average discount rate and remaining lease term for the nine months ended September 30, 2021 are as follows:

	Operating lease	Finance lease
Weighted average discount rate	8.75%	8.46%
Weighted average remaining lease term (in years)	8.67	8.20

Other information related to operating and finance leases as of and for the year ended December 31, 2020 are as follows:

	Finance Lease	Operating Lease
Weighted average discount rate	8.36%	8.64%
Weighted average remaining lease term (in years)	8.51	7.49

Schedule of Maturity of Contractual Undiscounted Lease Liabilities
The maturity of the contractual undiscounted lease liabilities as of September 30, 2021 is as follows:

	Operating leases	Finance leases

	(dollars in thousands)
Remainder of 2021	$1,991	$2,494
2022	8,173	10,509
2023	7,886	13,246
2024	7,759	9,395
2025	7,800	9,069
Thereafter	35,893	43,875

Total undiscounted lease liabilities	69,502	88,588
Interest on lease liabilities	(21,581)	(26,000)

Total present value of minimum lease payments	47,921	62,588
Lease liability—current portion	(4,264)	(5,354)

Lease liability	$43,657	$57,234

The maturity of the contractual undiscounted lease liabilities as of December 31, 2020 is as follows:

Year Ended December 31,	Finance Lease	Operating Lease

	(dollars in thousands)
2021	$6,964	$5,480
2022	6,642	5,405
2023	6,257	5,276
2024	5,787	4,921
2025	5,588	4,843
Thereafter	24,669	14,225

Total undiscounted lease liabilities	55,907	40,150
Interest on lease liabilities	(16,972)	(10,545)

Total present value of minimum lease payments	38,935	29,605
Lease liability—current portion	3,877	3,154

Lease liability	$35,058	$26,450